UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-02021

Deutsche Securities Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 10/31

Date of reporting period: 1/31/2016

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                      as of January 31, 2016 (Unaudited)

Deutsche Science and Technology Fund

	Shares	Value ($)
Common Stocks 96.4%
Consumer Discretionary 6.5%
Internet & Catalog Retail
Amazon.com, Inc.*	49,041	28,787,067
Ctrip.com International Ltd. (ADR)*	96,400	4,114,352
Expedia, Inc.	29,000	2,930,160
The Priceline Group, Inc.*	3,012	3,207,690
		39,039,269
Financials 1.0%
Real Estate Investment Trusts
Equinix, Inc. (REIT)	19,500	6,056,115
Health Care 6.9%
Biotechnology 3.0%
Amgen, Inc.	38,700	5,910,651
Biogen, Inc.*	12,057	3,292,285
Celgene Corp.*	62,453	6,265,285
Gilead Sciences, Inc.	31,622	2,624,626
		18,092,847
Health Care Equipment & Supplies 2.3%
Medtronic PLC	180,821	13,727,930
Health Care Providers & Services 0.6%
Centene Corp.* (a)	58,400	3,624,304
Pharmaceuticals 1.0%
Allergan PLC*	15,151	4,309,399
Flamel Technologies SA (ADR)*	168,259	1,709,511
		6,018,910
Industrials 2.6%
Aerospace & Defense 1.8%
Raytheon Co.	84,582	10,846,795
Electrical Equipment 0.8%
Acuity Brands, Inc.	21,488	4,349,816
Information Technology 78.9%
Communications Equipment 3.2%
Cisco Systems, Inc.	203,041	4,830,345
Infinera Corp.*	246,651	3,778,693
Juniper Networks, Inc.	119,300	2,815,480
Palo Alto Networks, Inc.*	21,956	3,282,203
QUALCOMM, Inc.	92,625	4,199,618
		18,906,339
Electronic Equipment, Instruments & Components 1.4%
Amphenol Corp. "A"	169,203	8,387,393
Internet Software & Services 18.2%
Alibaba Group Holding Ltd. (ADR)* (a)	67,193	4,503,947
Alphabet, Inc. "A"*	31,288	23,821,119
Alphabet, Inc. "C"*	32,368	24,047,806
Baidu, Inc. (ADR)*	17,300	2,824,571
Facebook, Inc. "A"*	326,297	36,613,786
LinkedIn Corp. "A"*	21,897	4,333,635
LogMeIn, Inc.*	61,074	3,190,506
Tencent Holdings Ltd.	508,810	9,637,653
		108,973,023
IT Services 17.7%
Accenture PLC "A"	176,627	18,641,214
Alliance Data Systems Corp.*	16,865	3,369,458
Broadridge Financial Solutions, Inc.	78,249	4,191,017
Cardtronics, Inc.* (a)	70,386	2,168,593
Cognizant Technology Solutions Corp. "A"*	134,855	8,537,670
EPAM Systems, Inc.*	82,756	6,198,424
Euronet Worldwide, Inc.*	63,100	5,033,487
Fidelity National Information Services, Inc.	112,463	6,717,415
MasterCard, Inc. "A"	140,204	12,482,362
MAXIMUS, Inc.	77,439	4,132,919
Sabre Corp.	117,171	3,000,749
Vantiv, Inc. "A"*	137,329	6,461,330
Visa, Inc. "A" (a)	338,104	25,185,367
		106,120,005
Semiconductors & Semiconductor Equipment 14.9%
Applied Materials, Inc.	541,600	9,559,240
Avago Technologies Ltd. (a)	74,323	9,937,728
Cavium, Inc.*	61,614	3,559,441
Inphi Corp.*	87,400	2,425,350
Intel Corp.	801,900	24,874,938
Lam Research Corp. (a)	116,790	8,384,354
MA-COM Technology Solutions Holdings, Inc.* (a)	72,265	2,782,202
Maxim Integrated Products, Inc.	87,518	2,923,101
NeoPhotonics Corp.*	69,704	625,245
NVIDIA Corp.	123,500	3,617,315
NXP Semiconductors NV*	112,537	8,415,517
Synaptics, Inc.*	29,300	2,147,983
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	293,700	6,564,195
Xilinx, Inc.	60,300	3,031,281
		88,847,890
Software 18.2%
Activision Blizzard, Inc.	135,374	4,713,723
Adobe Systems, Inc.*	213,429	19,022,927
Check Point Software Technologies Ltd.* (a)	46,619	3,674,043
Electronic Arts, Inc.*	111,364	7,187,989
Intuit, Inc.	129,190	12,338,937
Microsoft Corp.	541,910	29,853,822
Oracle Corp.	202,992	7,370,640
Proofpoint, Inc.* (a)	55,789	2,809,534
Red Hat, Inc.*	90,220	6,319,911
Salesforce.com, Inc.*	147,214	10,019,385
ServiceNow, Inc.*	38,300	2,382,643
Ultimate Software Group, Inc.*	17,630	3,096,357
		108,789,911
Technology Hardware, Storage & Peripherals 5.3%
Apple, Inc.	287,785	28,012,992
EMC Corp.	154,794	3,834,247
		31,847,239
Materials 0.5%
Chemicals
Ecolab, Inc.	29,834	3,218,194
Total Common Stocks (Cost $448,094,113)		576,845,980
Other Investments 0.4%
Adams Capital Management III LP (1.2% limited partnership interest)* (b)	—	1,054,000
Adams Capital Management LP (3.6% limited partnership interest)* (b)	—	30,600
Alloy Ventures 2000 LP (3.0% limited partnership interest)* (b)	—	327,500
GeoCapital IV LP (2.9% limited partnership interest)* (b)	—	543,279
Total Other Investments (Cost $11,747,566)		1,955,379
Securities Lending Collateral 6.1%
Daily Assets Fund “Capital Shares”, 0.40% (c) (d) (Cost $36,596,113)	36,596,113	36,596,113
Cash Equivalents 1.5%
Central Cash Management Fund, 0.32% (c) (Cost $9,002,934)	9,002,934	9,002,934
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $505,440,726) †	104.4	624,400,406
Other Assets and Liabilities, Net	(4.4)	(26,030,435)
Net Assets	100.0	598,369,971

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†	The cost for federal income tax purposes was $512,481,004. At January 31, 2016, net unrealized appreciation for all securities based on tax cost was $111,919,402. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $140,654,162 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $28,734,760.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at January 31, 2016 amounted to $36,628,935, which is 6.1% of net assets.
(b)	The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
Adams Capital Management III LP**	October 1997 to April 2008	4,116,717	1,054,000	0.18
Adams Capital Management LP**	August 2000 to November 2000	1,863,749	30,600	0.01
Alloy Ventures 2000 LP**	April 2000 to August 2007	4,106,496	327,500	0.05
GeoCapital IV LP**	April 1996 to March 2000	1,660,603	543,279	0.09
Total Restricted Securities		11,747,565	1,955,379	0.33

**	These securities represent venture capital funds.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

ADR: American Depositary Receipt
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2016 in valuing the Fund's investments

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)
Consumer Discretionary	$39,039,269	$—	$—	$39,039,269
Financials	6,056,115	—	—	6,056,115
Health Care	41,463,991	—	—	41,463,991
Industrials	15,196,611	—	—	15,196,611
Information Technology	462,234,147	9,637,653	—	471,871,800
Materials	3,218,194	—	—	3,218,194
Other Investments	—	—	1,955,379	1,955,379
Short-Term Investments (e)	45,599,047	—	—	45,599,047
Total	$612,807,374	$9,637,653	$1,955,379	$624,400,406

There have been no transfers between fair value measurement levels during the period ended January 31, 2016.

(e)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Science and Technology Fund, a series of Deutsche Securities Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	March 24, 2016

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2016